Quarterly Report
May 31, 2022
MFS®  Research
International Fund
RIF-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 0.7%
MTU Aero Engines Holding AG	576,794	$113,843,080
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	840,012	$73,249,046
Alcoholic Beverages – 2.0%
Diageo PLC	4,855,243	$224,839,817
Kirin Holdings Co. Ltd.	5,531,900	85,475,543
		$310,315,360
Apparel Manufacturers – 4.3%
Adidas AG	775,862	$153,641,647
Burberry Group PLC	1,984,084	42,827,461
Compagnie Financiere Richemont S.A.	1,253,021	138,927,005
LVMH Moet Hennessy Louis Vuitton SE	514,219	329,678,168
		$665,074,281
Automotive – 1.6%
Bridgestone Corp.	2,180,000	$85,805,218
Continental AG	858,076	65,662,244
Koito Manufacturing Co. Ltd.	2,740,400	99,899,441
		$251,366,903
Brokerage & Asset Managers – 3.6%
Euronext N.V.	2,238,647	$193,705,936
Hong Kong Exchanges & Clearing Ltd.	3,417,400	146,488,843
London Stock Exchange Group	2,292,913	213,865,911
		$554,060,690
Business Services – 1.2%
Nomura Research Institute Ltd.	4,800,100	$131,803,410
Secom Co. Ltd.	663,800	43,813,326
		$175,616,736
Computer Software – 2.7%
Cadence Design Systems, Inc. (a)	771,835	$118,654,195
Naver Corp.	344,343	79,456,863
NetEase.com, Inc., ADR	2,020,153	209,550,471
		$407,661,529
Computer Software - Systems – 5.5%
Amadeus IT Group S.A. (a)	2,181,119	$135,434,689
Constellation Software, Inc.	95,920	150,967,926
Fujitsu Ltd.	1,100,400	164,782,751
Hitachi Ltd.	4,998,400	261,111,896
Samsung Electronics Co. Ltd.	2,457,824	133,896,975
		$846,194,237
Construction – 1.0%
Techtronic Industries Co. Ltd.	11,515,500	$149,365,365
Consumer Products – 1.6%
Kao Corp.	2,062,800	$83,042,311
Reckitt Benckiser Group PLC	2,101,197	162,516,913
		$245,559,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.9%
Carsales.com Ltd.	2,797,163	$40,968,658
Persol Holdings Co. Ltd.	2,715,900	52,589,966
SEEK Ltd.	2,472,230	42,831,154
		$136,389,778
Electrical Equipment – 3.5%
Legrand S.A.	1,992,748	$172,343,182
Schneider Electric SE	2,653,002	367,522,728
		$539,865,910
Electronics – 2.6%
ASML Holding N.V.	102,978	$59,255,888
Kyocera Corp.	1,687,100	94,910,662
NXP Semiconductors N.V.	554,128	105,151,329
Taiwan Semiconductor Manufacturing Co. Ltd.	7,419,326	142,266,707
		$401,584,586
Energy - Independent – 0.9%
Woodside Energy Group Ltd.	6,770,347	$144,001,501
Energy - Integrated – 3.1%
Capricorn Energy PLC (a)	6,254,836	$15,645,208
Eni S.p.A.	12,467,267	190,029,358
Galp Energia SGPS S.A., “B”	13,190,767	173,613,219
Idemitsu Kosan Co. Ltd.	3,737,000	100,457,388
		$479,745,173
Energy - Renewables – 0.4%
Orsted A/S	567,904	$64,265,506
Food & Beverages – 3.8%
Danone S.A. (l)	1,747,317	$102,664,293
Nestle S.A.	3,956,966	482,657,446
		$585,321,739
Food & Drug Stores – 0.2%
Sugi Holdings Co. Ltd.	785,200	$32,997,491
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	469,148	$57,698,509
Whitbread PLC	1,619,391	55,565,378
		$113,263,887
Insurance – 5.4%
AIA Group Ltd.	22,203,200	$227,109,126
Aon PLC	775,747	213,850,176
Beazley PLC	12,006,979	73,592,274
Hiscox Ltd.	5,635,955	65,649,642
Willis Towers Watson PLC	356,466	75,239,279
Zurich Insurance Group AG	379,511	173,296,307
		$828,736,804
Internet – 0.8%
Tencent Holdings Ltd.	2,576,000	$118,965,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Prosus N.V.	864,791	$44,822,976
Yamaha Corp.	1,452,700	59,785,606
		$104,608,582
Machinery & Tools – 7.0%
Daikin Industries Ltd.	1,200,400	$191,980,731
GEA Group AG	3,313,359	132,144,649
Kubota Corp.	8,913,500	163,758,948
Ritchie Bros. Auctioneers, Inc.	1,240,931	74,690,340
Schindler Holding AG	579,160	118,736,253
SMC Corp.	384,000	197,647,562
Toyota Industries Corp.	1,896,100	121,637,021
Weir Group PLC	3,891,347	77,891,862
		$1,078,487,366
Major Banks – 5.7%
Barclays PLC	64,374,246	$137,138,037
BNP Paribas (l)	3,914,744	223,203,982
Mitsubishi UFJ Financial Group, Inc.	12,480,600	70,742,951
NatWest Group PLC	72,263,439	207,796,952
UBS Group AG	12,462,222	234,446,201
		$873,328,123
Medical Equipment – 3.1%
ConvaTec Group PLC	29,507,512	$80,313,999
Koninklijke Philips N.V.	4,548,515	117,144,566
QIAGEN N.V. (a)	3,849,326	176,909,922
Terumo Corp.	2,905,300	93,778,796
		$468,147,283
Metals & Mining – 1.4%
Glencore PLC	32,634,561	$214,702,141
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	15,116,000	$62,909,784
Natural Gas - Pipeline – 1.2%
APA Group	7,982,571	$65,004,823
TC Energy Corp.	1,954,878	113,149,083
		$178,153,906
Other Banks & Diversified Financials – 3.4%
HDFC Bank Ltd.	6,464,807	$114,469,202
Julius Baer Group Ltd.	2,194,377	112,670,004
Macquarie Group Ltd.	1,141,694	151,835,622
Visa, Inc., “A”	701,138	148,760,450
		$527,735,278
Pharmaceuticals – 9.7%
Bayer AG	1,999,006	$142,882,868
Kyowa Kirin Co. Ltd.	7,171,500	154,301,732
Merck KGaA	415,044	77,974,834
Novo Nordisk A.S., “B”	4,552,160	504,295,653
Roche Holding AG	1,525,426	519,077,404
Santen Pharmaceutical Co. Ltd.	11,492,300	92,773,209
		$1,491,305,700
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	1,064,416	$105,288,726

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.3%
ESR Cayman Ltd. (a)	28,102,600	$83,263,514
Grand City Properties S.A.	5,349,017	95,152,183
LEG Immobilien SE	1,662,874	171,127,197
		$349,542,894
Restaurants – 0.8%
Yum China Holdings, Inc.	2,570,274	$116,844,656
Specialty Chemicals – 7.9%
Akzo Nobel N.V.	1,553,804	$135,615,413
Croda International PLC	1,825,558	158,956,610
Kansai Paint Co. Ltd.	3,426,000	42,463,498
Linde PLC	1,332,852	431,268,209
Nitto Denko Corp.	1,932,900	139,818,600
Sika AG	572,400	158,436,405
Symrise AG	1,333,310	147,073,774
		$1,213,632,509
Specialty Stores – 0.5%
Ocado Group PLC (a)	1,805,177	$21,172,935
ZOZO, Inc.	2,253,000	48,040,432
		$69,213,367
Telecommunications - Wireless – 2.8%
Advanced Info Service Public Co. Ltd.	10,606,900	$67,261,756
Cellnex Telecom S.A.	2,083,192	93,996,343
KDDI Corp.	4,969,900	173,185,004
SoftBank Group Corp.	2,114,300	87,774,916
		$422,218,019
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	3,833,169	$72,796,093
Tobacco – 1.5%
British American Tobacco PLC	5,356,576	$236,378,690
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	8,981,500	$89,560,910
E.ON SE	7,408,188	75,426,822
Iberdrola S.A.	14,774,800	175,031,501
		$340,019,233
Total Common Stocks		$15,162,756,208
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	2,052,106	$1,219,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.64% (v)	95,032,220	$95,032,220
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.8% (j)	28,841,374	$28,841,374

Other Assets, Less Liabilities – 0.4%		54,730,550
Net Assets – 100.0%		$15,342,579,806
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $95,032,220 and $15,192,817,036, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$629,891,100	$2,244,487,309	$—	$2,874,378,409
United Kingdom	1,988,853,830	—	—	1,988,853,830
Switzerland	1,939,466,479	—	—	1,939,466,479
France	1,389,118,289	—	—	1,389,118,289
Germany	1,351,839,220	—	—	1,351,839,220
United States	1,092,923,638	—	—	1,092,923,638
Hong Kong	172,824,424	522,963,334	—	695,787,758
Denmark	568,561,159	—	—	568,561,159
China	445,360,159	62,909,784	—	508,269,943
Other Countries	1,973,942,407	780,834,530	—	2,754,776,937
Mutual Funds	123,873,594	—	—	123,873,594
Total	$11,676,654,299	$3,611,194,957	$—	$15,287,849,256
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At May 31, 2022, the value of securities loaned was $116,473,470. These loans were collateralized by cash of $28,841,374 and U.S. Treasury Obligations (held by the lending agent) of $97,422,092.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$241,842,376	$1,298,764,571	$1,445,574,727	$—	$—	$95,032,220
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$158,142	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2022, are as follows:
Japan	18.7%
United Kingdom	13.0%
Switzerland	12.6%
France	9.1%
Germany	8.8%
United States	8.3%
Hong Kong	4.5%
Denmark	3.7%
China	3.3%
Other Countries	18.0%
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.